Insurance (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Insurance Liabilities
Future policy benefits	$ 184,275	$ 170,922
Policyholder account balances	217,700	210,757	138,515
Other policy-related balances	15,599	15,750
Latin America [Member]
Insurance Liabilities
Future policy benefits	6,299	6,417
Policyholder account balances	6,159	6,232	4,643
Other policy-related balances	1,432	1,555
Asia [Member]
Insurance Liabilities
Future policy benefits	32,419	28,070
Policyholder account balances	59,739	54,584	981
Other policy-related balances	6,109	6,150
Europe, the Middle East and Africa [Member]
Insurance Liabilities
Future policy benefits	6,864	6,601
Policyholder account balances	14,235	14,017	1,128
Other policy-related balances	1,249	1,281
Retail [Member]
Insurance Liabilities
Future policy benefits	66,451	64,991
Policyholder account balances	69,553	66,193	65,453
Other policy-related balances	2,868	3,004
Group, Voluntary & Worksite Benefits [Member]
Insurance Liabilities
Future policy benefits	16,309	15,369
Policyholder account balances	9,273	9,676	9,486
Other policy-related balances	3,317	3,124
Corporate Benefit Funding [Member]
Insurance Liabilities
Future policy benefits	49,657	43,628
Policyholder account balances	56,367	57,828	55,556
Other policy-related balances	201	204
Corporate & Other [Member]
Insurance Liabilities
Future policy benefits	6,276	5,846
Policyholder account balances	2,374	2,227	1,268
Other policy-related balances	$ 423	$ 432